Cover	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2022
Entity File Number	000-22507
Entity Registrant Name	The First Bancshares, Inc.
Entity Central Index Key	0000947559
Entity Tax Identification Number	64-0862173
Entity Incorporation, State or Country Code	MS
Entity Address, Address Line One	6480 U.S. Highway 98 West, Suite A
Entity Address, City or Town	Hattiesburg
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39402
City Area Code	601
Local Phone Number	268-8998
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false